Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
A reconciliation of the outstanding principal to the carrying amount of long term debt is as follows:

	December 31,
	2021	2020
Outstanding principal	$50,000	$50,000
PIK	1,664	117
Debt discount	(11,003)	(13,704)
Total carrying amount	$40,661	$36,413